Commitments and Contingencies - Schedule of Fair Value, off-Balance-Sheet Risks (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments to extend credit
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument contractual amount	$ 247,319	$ 277,463	$ 291,265
Commercial letters of credit
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Financial instrument contractual amount	$ 9,992	$ 8,525	$ 8,539	$ 7,660